Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.25%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 60,000
Fair Value/Carrying Amount of Asset (Liability)	$ (2,314)
Weighted- Average Remaining Term (Years)	1 year 1 month 6 days
Fixed Interest Rate (%)	4.90%	4.90%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 143,750
Fair Value/Carrying Amount of Asset (Liability)	$ (22,837)
Weighted- Average Remaining Term (Years)	11 years
Fixed Interest Rate (%)	5.20%	5.20%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 42,845
Fair Value/Carrying Amount of Asset (Liability)	$ (720)
Weighted- Average Remaining Term (Years)	3 years 7 months 6 days
Fixed Interest Rate (%)	2.80%	2.80%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value/Carrying Amount of Asset (Liability)	$ (9,360)
Weighted- Average Remaining Term (Years)	3 months 18 days
Fixed Interest Rate (%)	3.50%	3.50%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 171,933
Fair Value/Carrying Amount of Asset (Liability)	$ (9,023)
Weighted- Average Remaining Term (Years)	2 years 9 months 18 days
Fixed Interest Rate (%)	3.30%	3.30%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 99,667
Fair Value/Carrying Amount of Asset (Liability)	$ 123
Weighted- Average Remaining Term (Years)	1 year
Fixed Interest Rate (%)	1.70%	1.70%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 195,008
Fair Value/Carrying Amount of Asset (Liability)	$ 260
Weighted- Average Remaining Term (Years)	9 years
Fixed Interest Rate (%)	2.30%	2.30%
Euro-denominated interest rate swaps
Derivative [Line Items]
Reduced principal amount denominated interest rate swaps	$ 84,200	€ 70.1
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	232,957
Fair Value/Carrying Amount of Asset (Liability)	$ (29,235)
Weighted- Average Remaining Term (Years)	3 years
Fixed Interest Rate (%)	3.10%	3.10%
Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreements – liabilities	$ (73,106)